SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Increase decrease in revenue	$ 3,860	$ 3,301	$ 11,333	$ 10,553	$ 13,801	$ 16,024
VIP [Member]
Increase decrease in revenue	$ 926	$ 980	$ 3,007	$ 3,184	$ 3,922	4,838	[1]
Cumulative Effect, Period of Adoption, Adjustment [Member] | VIP [Member]
Increase decrease in revenue						400
Cumulative Effect, Period of Adoption, Adjustment [Member] | B I S [Member]
Increase decrease in revenue						$ 100

[1]	VIP revenue disclosed above for the year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.